Benefit Plans - Amounts Recorded in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Non-current liabilities	$ (322.0)	$ (320.2)
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Assets, Noncurrent	2.7	0.7
Current liabilities	(4.0)	(3.9)
Non-current liabilities	(71.0)	(57.9)
Benefit obligations in excess of the fair value of plan assets	(72.3)	(61.1)
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Assets, Noncurrent	6.5	3.7
Current liabilities	(4.7)	(4.7)
Non-current liabilities	(197.3)	(174.5)
Benefit obligations in excess of the fair value of plan assets	(195.5)	(175.5)
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(3.4)	(3.7)
Non-current liabilities	(38.1)	(38.7)
Benefit obligations in excess of the fair value of plan assets	$ (41.5)	$ (42.4)